Expense Example - Class IS R6 Shares - Federated Hermes US SMID Fund	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	176	545	939	2,041	166	514	887	1,933